DERIVATIVES AND HEDGING ACTIVITES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Finite Lived Intangible Assets Accumulated Amortization [Roll Forward]
Notional amount	$ 8,731	$ 3,918